9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Due to related parties	[1]	$ 271,337	$ 326,437
Jason Weber Chief Executive Officer, Director
Services	[2]	Consulting fee and share-based payment
Due to related parties	[2]	$ 0	7,536
Rob Duncan (c)
Services	[3]	Consulting fee
Due to related parties	[3]	$ 0	0
Pacific Opportunity Capital Ltd
Services	[4]	Accounting, financing and shareholder communication services
Due to related parties	[4]	$ 217,337	$ 318,901

[1]	Note 9.
[2]	During the year ended September 30, 2020, $62,564 was allocated to Horsethief project as project management fee.
[3]	Rob Duncan was appointed as VP of Exploration on August 1, 2020.
[4]	The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company. During the year ended September 30, 2020, $58,303 was allocated to Horsethief project as project management fee.